UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment |_|; Amendment Number: _____
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:                  Stone Run Capital, LLC

   Address:               551 Fifth Avenue, 33rd Floor
                          New York, NY  10176

   Form 13F File Number:  028-14680

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:                  Mr. Jeffrey A. Hoerle

   Title:                 Chief Compliance Officer

   Phone:                 (646) 701-6086

   Signature, Place, and Date of Signing:

   /s/ Jeffrey A. Hoerle       New York, NY                11/14/2012
   ----------------------      ---------------             ----------
   (Signature)                 (City, State)               (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                   FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 65

Form 13F Information Value Total (thousands):      $83,721

List of Other Included Managers:                      NONE

                         Form 13F-HR Information Table

                                 TITLE OF                  VALUE      SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                    CLASS         CUSIP     (X$1000)    PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                    -----         -----     --------    -------  ---  ----  ----------  --------  ----    ------  ----
3M Co                             COM         88579y101    1,248      13500    SH         Sole                  13500
Abbott Laboratories               COM         002824100      412       6000    SH         Sole                   6000
Accuray Inc                       COM         004397105      336      47500    SH         Sole                  47500
Air Prods & Chems Inc             COM         009158106    3,403      41150    SH         Sole                  41150
Albany Intl Corp Cl A             COM         012348108    1,390      63300    SH         Sole                  63300
Apache Corp                       COM         037411105      700       8100    SH         Sole                   8100
Autodesk Inc                      COM         052769106      991      29700    SH         Sole                  29700
Bard C R Inc                      COM         067383109    1,046      10000    SH         Sole                  10000
Becton Dickinson & Co             COM         075887109    2,084      26530    SH         Sole                  26530
Berkshire Hathaway Inc Cl B       COM         084670702    1,323      15000    SH         Sole                  15000
Brookfield Asset Mgmt Inc Cl A    COM         112585104    1,848      53556    SH         Sole                  53556
Brookfield Infrast Partners       LP INT UNIT g16252101      862      24250    SH         Sole                  24250
Canadian National Railway Co      COM         136375102      243       2750    SH         Sole                   2750
Canadian Natural Resources Ltd    COM         136385101      339      11000    SH         Sole                  11000
Cenovus Energy Inc                COM         15135u109      468      13308    SH         Sole                  13308
Core Laboratories NV              COM         n22717107      364       3000    SH         Sole                   3000
Danaher Corp                      COM         235851102    1,921      35112    SH         Sole                  35112
DENTSPLY Intl Inc                 COM         249030107    2,049      53730    SH         Sole                  53730
Devon Energy Corp                 COM         25179m103    2,128      35175    SH         Sole                  35175
Du Pont E I De Nemours & Co       COM         263534109    2,447      48683    SH         Sole                  48683
Ecolab Inc                        COM         278865100    2,366      36500    SH         Sole                  36500
Emerson Electric Co               COM         291011104      567       9800    SH         Sole                   9800
Encana Corp                       COM         292505104      653      29659    SH         Sole                  29659
EQT Corporation                   COM         26884l109    1,380      23396    SH         Sole                  23396
Expeditors Intl Wash Inc          COM         302130109    1,490      41000    SH         Sole                  41000
Exxon Mobil Corp                  COM         30231g102      599       6549    SH         Sole                   6549
FirstEnergy Corp                  COM         337932107    1,665      37742    SH         Sole                  37742
Fiserv Inc                        COM         337738108    2,295      31000    SH         Sole                  31000
Gardner Denver Inc                COM         365558105    2,181      36100    SH         Sole                  36100
Heico Corp                        COM         422806109    2,182      56385    SH         Sole                  56385
IHS Inc Cl A                      COM         451734107    2,394      24596    SH         Sole                  24596
JPMorgan Chase & Co               Alerian ML  46625h365      404      10000    SH         Sole                  10000
Kinder Morgan Energy Partners     UT LTD
                                  PARTNER     494550106      268       3250    SH         Sole                   3250
Kirby Corp                        COM         497266106    1,692      30601    SH         Sole                  30601
Laboratory Corp America Holdin    COM         50540r409    1,720      18593    SH         Sole                  18593
McCormick & Co Inc Non Vtg        COM         579780206    1,427      23000    SH         Sole                  23000
McDonalds Corp                    COM         580135101      229       2500    SH         Sole                   2500
Merck & Co Inc                    COM         58933y105      286       6331    SH         Sole                   6331
Monotype Imaging Holdings Inc     COM         61022p100    1,193      76500    SH         Sole                  76500
Monsanto Co                       COM         61166w101      778       8549    SH         Sole                   8549
Newmont Mining Corp               COM         651639106      376       6730    SH         Sole                   6730
Oneok Inc                         COM         682680103      411       8500    SH         Sole                   8500
Pall Corp                         COM         696429307    1,225      19280    SH         Sole                  19280
Parametric Technology Corp        COM         699173209    1,117      51300    SH         Sole                  51300
Patterson Companies Inc           COM         703395103    1,600      46736    SH         Sole                  46736
Paychex Inc                       COM         704326107    3,068      92151    SH         Sole                  92151
PerkinElmer Inc                   COM         714046109    1,252      42480    SH         Sole                  42480
Praxair Inc                       COM         74005p104    1,325      12750    SH         Sole                  12750
Precision Castparts Corp          COM         740189105      278       1700    SH         Sole                   1700
ProShares Trust Short S&P 500     PSHS SHRT
                                  S&P500      74347r503    1,704      50000    SH         Sole                  50000
ProShares Trust UltraShort S&P    PSHS ULSHT
                                  SP500       74347r883      143      10500    SH         Sole                  10500
Regal Beloit Corp                 COM         758750103    2,643      37500    SH         Sole                  37500
Roper Industries Inc              COM         776696106    1,141      10383    SH         Sole                  10383
Rydex ETF Trust Top 50            GUG RUSS
                                  TOP 50      78355w205      482       4500    SH         Sole                   4500
Schlumberger Ltd                  COM         806857108    1,072      14812    SH         Sole                  14812
Select Sector SPDR Tr             SBI
                                  INT-Energy  81369y506      330       4500    SH         Sole                   4500
Sherwin Williams Co               COM         824348106      955       6414    SH         Sole                   6414
Sigma Aldrich Corp                COM         826552101    2,619      36395    SH         Sole                  36395
Sonoco Prods Co                   COM         835495102      393      12700    SH         Sole                  12700
Source Capital Inc                COM         836144105    1,143      22060    SH         Sole                  22060
Teleflex Inc                      COM         879369106    2,065      29995    SH         Sole                  29995
Thermo Fisher Scientific Inc      COM         883556102    2,500      42500    SH         Sole                  42500
Tiffany & Co                      COM         886547108    1,023      16535    SH         Sole                  16535
Tortoise MLP Fund Inc             COM         89148b101      697      27500    SH         Sole                  27500
Varian Med Systems Inc            COM         92220p105    1,999      33135    SH         Sole                  33135
Xylem Inc                         COM         98419m100      791      31470    SH         Sole                  31470